Operating Lease (Details) - Schedule of maturities of lease liabilities	Dec. 31, 2021 USD ($)
Schedule of maturities of lease liabilities [Abstract]
For the six months ended June 30, 2022	$ 170,473
For the twelve months ended June 30, 2023	136,929
For the twelve months ended June 30, 2024	82,103
For the twelve months ended June 30, 2025	66,089
For the twelve months ended June 30, 2026 and thereafter	66,089
Total lease payments	521,683
Less: imputed interest	(52,899)
Present value of lease liabilities	$ 468,784